Sanford C. Bernstein Fund II, Inc.

Schedule of Investments

Intermediate Duration Institutional Portfolio

June 30, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 35.3%
Malaysia – 0.2%
Malaysia Government Bond Series 117 3.882%, 03/10/2022	MYR	9,375	$2,290,390

United States – 35.1%
U.S. Treasury Bonds 1.25%, 05/15/2050	U.S.$	2,754	2,250,698
1.875%, 02/15/2051		28,655	27,365,239
2.25%, 08/15/2046-08/15/2049		17,947	18,594,708
2.375%, 11/15/2049		4,905	5,226,124
2.50%, 02/15/2046-05/15/2046		6,259	6,781,489
2.75%, 08/15/2042		190	214,106
2.875%, 05/15/2043-11/15/2046		603	698,351
3.00%, 05/15/2042-02/15/2048		7,025	8,347,691
3.00%, 05/15/2047(a)		1,447	1,720,573
3.125%, 02/15/2043-08/15/2044		330	394,616
3.375%, 05/15/2044		646	805,083
3.50%, 02/15/2039		8,105	10,138,849
3.625%, 08/15/2043-02/15/2044		1,981	2,551,552
3.75%, 11/15/2043		295	387,326
4.375%, 02/15/2038-11/15/2039		11,639	16,179,142
4.50%, 02/15/2036		1,074	1,474,629
4.75%, 02/15/2037		1,525	2,165,977
5.25%, 11/15/2028(b)		2,645	3,394,692
5.375%, 02/15/2031		3,646	4,957,285
U.S. Treasury Notes 0.125%, 08/31/2022(b)		45,206	45,206,000
0.125%, 10/31/2022-03/31/2023		120,027	119,894,798
0.50%, 02/28/2026		1,957	1,928,158
0.875%, 11/15/2030		3,845	3,660,560
1.125%, 09/30/2021		866	868,701
1.50%, 02/15/2030		8,393	8,484,798
1.625%, 11/15/2022-05/15/2026		29,483	30,508,564
1.75%, 05/31/2022-11/15/2029		5,105	5,207,277
1.875%, 04/30/2022(b)		2,580	2,618,297
2.125%, 12/31/2022		2,995	3,082,510
2.25%, 02/15/2027		1,975	2,112,016
2.625%, 02/15/2029		8,921	9,790,798
2.75%, 11/15/2023		160	169,150
2.875%, 05/15/2028		2,786	3,097,248

			350,277,005

Total Governments - Treasuries (cost $344,276,528)			352,567,395

CORPORATES - INVESTMENT GRADE – 22.3%
Industrial – 13.0%
Basic – 0.7%
Alpek SAB de CV 3.25%, 02/25/2031(c)		469	472,459
4.25%, 09/18/2029(c)		251	271,911
Dow Chemical Co. (The) 4.375%, 11/15/2042		87	103,693

	Principal Amount (000)		U.S. $ Value

GUSAP III LP 4.25%, 01/21/2030(c)	U.S.$	1,190	$1,286,911
Industrias Penoles SAB de CV 4.75%, 08/06/2050(c)		463	499,403
Inversiones CMPC SA 3.85%, 01/13/2030(c)		200	213,225
4.375%, 04/04/2027(c)		1,103	1,224,192
Inversiones CMPC SA/Cayman Islands Branch 4.375%, 05/15/2023(c)		322	337,657
LYB International Finance BV 4.00%, 07/15/2023		187	199,654
LyondellBasell Industries NV 5.75%, 04/15/2024		996	1,115,660
Orbia Advance Corp. SAB de CV 4.00%, 10/04/2027(c)		750	821,625
Suzano Austria GmbH 3.75%, 01/15/2031		343	358,435

			6,904,825

Capital Goods – 0.0%
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		270	287,693

Communications - Media – 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028		216	244,339
4.80%, 03/01/2050		765	881,364
5.125%, 07/01/2049		467	557,836
Comcast Corp. 4.15%, 10/15/2028		1,200	1,389,504
Discovery Communications LLC 4.65%, 05/15/2050		152	177,904
5.20%, 09/20/2047		509	634,036
5.30%, 05/15/2049		222	279,951
Fox Corp. 5.576%, 01/25/2049		1,138	1,536,755
Prosus NV 3.68%, 01/21/2030(c)		639	682,931
4.027%, 08/03/2050(c)		485	463,175
Tencent Holdings Ltd. 1.81%, 01/26/2026(c)		1,256	1,276,646
2.39%, 06/03/2030(c)		1,050	1,045,653
3.24%, 06/03/2050(c)		1,022	991,212
Time Warner Cable LLC 4.50%, 09/15/2042		505	563,025
Weibo Corp. 3.375%, 07/08/2030		3,313	3,436,873

			14,161,204

Communications - Telecommunications – 0.5%
AT&T, Inc. 3.50%, 09/15/2053(c)		2,518	2,525,353
3.65%, 09/15/2059(c)		1,140	1,154,957

	Principal Amount (000)		U.S. $ Value

Empresa Nacional de Telecomunicaciones SA 4.75%, 08/01/2026(c)	U.S.$	988	$1,091,616

			4,771,926

Consumer Cyclical - Automotive – 0.7%
General Motors Co. 6.125%, 10/01/2025		278	329,094
6.80%, 10/01/2027		390	490,975
General Motors Financial Co., Inc. 4.30%, 07/13/2025		275	304,015
5.25%, 03/01/2026		600	693,180
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(c)		2,504	2,678,604
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(c)		2,084	2,293,004

			6,788,872

Consumer Cyclical - Other – 0.5%
Las Vegas Sands Corp. 3.90%, 08/08/2029		2,303	2,453,893
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		1,161	1,340,583
MDC Holdings, Inc. 6.00%, 01/15/2043		968	1,248,246

			5,042,722

Consumer Cyclical - Retailers – 0.5%
Advance Auto Parts, Inc. 3.90%, 04/15/2030		2,086	2,332,378
InRetail Consumer 3.25%, 03/22/2028(c)		813	799,748
Ross Stores, Inc. 4.70%, 04/15/2027		1,925	2,230,786

			5,362,912

Consumer Non-Cyclical – 1.9%
Ahold Finance USA LLC 6.875%, 05/01/2029		120	161,562
Altria Group, Inc. 3.40%, 05/06/2030		1,745	1,848,932
4.80%, 02/14/2029		1,204	1,396,219
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049		2,345	3,224,281
BAT Capital Corp. 2.259%, 03/25/2028		2,706	2,690,738
2.726%, 03/25/2031		1,061	1,045,053
4.70%, 04/02/2027		1,110	1,254,067
Baxalta, Inc. 3.60%, 06/23/2022		5	5,126
Biogen, Inc. 3.625%, 09/15/2022		11	11,422

	Principal Amount (000)		U.S. $ Value

Cencosud SA 5.15%, 02/12/2025(c)	U.S.$	1,704	$1,880,044
Cigna Corp. 4.375%, 10/15/2028		740	861,316
CVS Health Corp. 4.30%, 03/25/2028		224	257,331
Gilead Sciences, Inc. 4.75%, 03/01/2046		1,570	1,990,760
HCA, Inc. 5.25%, 06/15/2026		20	23,135
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(c)		469	464,017
Sigma Alimentos SA de CV 4.125%, 05/02/2026(c)		221	239,233
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		1,378	1,495,874

			18,849,110

Energy – 4.1%
BP Capital Markets America, Inc. 2.939%, 06/04/2051		2,985	2,862,675
Cenovus Energy, Inc. 4.40%, 04/15/2029		2,939	3,329,270
5.375%, 07/15/2025		539	616,643
Chevron USA, Inc. 5.25%, 11/15/2043		1,396	1,898,043
ConocoPhillips Co. 6.95%, 04/15/2029		85	115,558
Devon Energy Corp. 5.60%, 07/15/2041		1,190	1,476,136
Enbridge Energy Partners LP 7.375%, 10/15/2045		1,713	2,703,594
Energy Transfer LP 3.60%, 02/01/2023		100	103,754
4.75%, 01/15/2026		1,425	1,604,165
6.25%, 04/15/2049		882	1,159,856
Eni SpA 4.25%, 05/09/2029(c)		1,163	1,326,471
Marathon Oil Corp. 6.80%, 03/15/2032		1,800	2,364,174
Marathon Petroleum Corp. 5.125%, 12/15/2026		2,794	3,289,236
6.50%, 03/01/2041		415	576,892
MPLX LP 5.20%, 03/01/2047		2,687	3,298,427
Oleoducto Central SA 4.00%, 07/14/2027(c)		491	506,896
ONEOK, Inc. 4.00%, 07/13/2027		1,720	1,900,703
4.35%, 03/15/2029		1,012	1,142,659
5.20%, 07/15/2048		73	89,540
6.35%, 01/15/2031		263	340,151
Phillips 66 4.30%, 04/01/2022		131	134,827
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		173	182,460
4.50%, 12/15/2026		683	767,330
4.65%, 10/15/2025		2,986	3,341,125

	Principal Amount (000)		U.S. $ Value

Spectra Energy Partners LP 3.50%, 03/15/2025	U.S.$	20	$21,585
Suncor Energy, Inc. 6.80%, 05/15/2038		1,377	1,978,708
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(c)		415	422,755
TransCanada PipeLines Ltd. 6.10%, 06/01/2040		2,167	2,980,080
Williams Cos., Inc. (The) 3.50%, 11/15/2030		402	438,787

			40,972,500

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 03/25/2024(c)		915	996,435

Services – 0.5%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		1,972	1,932,816
Booking Holdings, Inc. 4.625%, 04/13/2030		2,166	2,591,099
Expedia Group, Inc. 6.25%, 05/01/2025(c)		49	57,001
IHS Markit Ltd. 4.25%, 05/01/2029		411	475,182
4.75%, 08/01/2028		83	97,756

			5,153,854

Technology – 1.7%
Baidu, Inc. 3.425%, 04/07/2030		203	219,630
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/2028		466	511,230
Broadcom, Inc. 4.11%, 09/15/2028		1,436	1,614,394
4.15%, 11/15/2030		1,657	1,859,436
5.00%, 04/15/2030		988	1,167,816
Dell International LLC/EMC Corp. 6.02%, 06/15/2026		918	1,101,003
Infor, Inc. 1.75%, 07/15/2025(c)		649	662,648
Leidos, Inc. 4.375%, 05/15/2030		1,913	2,170,452
Micron Technology, Inc. 4.185%, 02/15/2027		2,396	2,705,515
NXP BV/NXP Funding LLC 5.55%, 12/01/2028(c)		508	621,919
Oracle Corp. 2.875%, 03/25/2031		1,479	1,540,053
3.95%, 03/25/2051		1,632	1,783,286
SK Hynix, Inc. 2.375%, 01/19/2031(c)		532	519,279

	Principal Amount (000)		U.S. $ Value

VeriSign, Inc. 2.70%, 06/15/2031	U.S.$	831	$843,349

			17,320,010

Transportation - Airlines – 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(c)		819	881,510
4.75%, 10/20/2028(c)		951	1,058,340

			1,939,850

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(c)		261	268,748
5.875%, 07/05/2034(c)		426	496,931

			765,679

Transportation - Services – 0.1%
ENA Master Trust 4.00%, 05/19/2048(c)		380	382,446

			129,700,038

Financial Institutions – 9.1%
Banking – 6.1%
ABN AMRO Bank NV 4.75%, 07/28/2025(c)		269	302,049
American Express Co. Series B 3.584% (LIBOR 3 Month + 3.43%), 08/15/2021(d) (e)		153	153,376
Series C 3.404% (LIBOR 3 Month + 3.29%), 09/15/2021(d) (e)		379	380,035
Banco de Credito del Peru 3.125%, 07/01/2030(c)		1,447	1,432,024
Banco Santander SA 2.749%, 12/03/2030		600	594,654
3.49%, 05/28/2030		200	215,942
5.179%, 11/19/2025		3,400	3,889,668
Bank of America Corp. 2.687%, 04/22/2032		2,071	2,133,296
Series DD 6.30%, 03/10/2026(d)		335	389,240
Series L 3.95%, 04/21/2025		2,450	2,690,272
Series Z 6.50%, 10/23/2024(d)		524	592,413
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(d)		392	431,126
Barclays Bank PLC 6.86%, 06/15/2032(c) (d)		226	306,822
BNP Paribas SA 2.871%, 04/19/2032(c)		1,587	1,628,167

	Principal Amount (000)		U.S. $ Value

Capital One Financial Corp. 4.75%, 07/15/2021	U.S.$	90	$90,146
Series E 3.935% (LIBOR 3 Month + 3.80%), 09/01/2021(d) (e)		1,149	1,151,551
CITIC Ltd. 2.85%, 02/25/2030(c)		889	898,890
Citigroup, Inc. 3.98%, 03/20/2030		941	1,067,856
4.075%, 04/23/2029		1,397	1,585,805
5.95%, 01/30/2023(d)		481	506,281
Series W 4.00%, 12/10/2025(d)		788	814,437
Credit Suisse Group AG 3.091%, 05/14/2032(c)		2,591	2,669,663
4.194%, 04/01/2031(c)		799	897,916
Danske Bank A/S 3.875%, 09/12/2023(c)		1,744	1,856,715
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		958	972,772
3.961%, 11/26/2025		385	416,620
Discover Bank 4.682%, 08/09/2028		386	409,924
Fifth Third Bancorp 3.50%, 03/15/2022		41	41,830
Goldman Sachs Group, Inc. (The) 2.615%, 04/22/2032		1,862	1,904,267
3.75%, 02/25/2026		210	232,321
HSBC Holdings PLC 4.041%, 03/13/2028		901	999,353
4.292%, 09/12/2026		466	518,635
6.375%, 03/30/2025(d)		1,317	1,468,113
ING Groep NV 2.727%, 04/01/2032		1,681	1,731,447
JPMorgan Chase & Co. 2.58%, 04/22/2032		2,363	2,427,723
2.956%, 05/13/2031		1,256	1,320,043
Series I 3.656% (LIBOR 3 Month + 3.47%), 07/30/2021(d) (e)		820	821,771
Series V 3.465% (LIBOR 3 Month + 3.32%), 10/01/2021(d) (e)		401	401,152
Series Z 3.976% (LIBOR 3 Month + 3.80%), 08/01/2021(d) (e)		673	674,844
Lloyds Banking Group PLC 4.05%, 08/16/2023		250	267,958
Morgan Stanley Series F 3.875%, 04/29/2024		335	364,205
Series H 3.794% (LIBOR 3 Month + 3.61%), 10/15/2021(d) (e)		192	192,783

	Principal Amount (000)		U.S. $ Value

Natwest Group PLC 8.625%, 08/15/2021(d)	U.S.$	1,810	$1,824,715
Series U 2.467% (LIBOR 3 Month + 2.32%), 09/30/2027(d) (e)		800	793,384
Santander Holdings USA, Inc. 4.40%, 07/13/2027		911	1,022,051
Santander UK Group Holdings PLC 3.373%, 01/05/2024		1,150	1,196,955
Societe Generale SA 4.25%, 08/19/2026(c)		1,706	1,868,394
Standard Chartered PLC 1.696% (LIBOR 3 Month + 1.51%), 01/30/2027(c) (d) (e)		400	385,328
4.30%, 02/19/2027(c)		2,220	2,432,476
5.20%, 01/26/2024(c)		723	792,892
7.50%, 04/02/2022(c) (d)		453	472,035
7.75%, 04/02/2023(c) (d)		200	218,460
Truist Financial Corp. Series Q 5.10%, 03/01/2030(d)		1,603	1,807,976
UBS AG/Stamford CT 7.625%, 08/17/2022		1,584	1,705,334
UBS Group AG 7.00%, 01/31/2024-02/19/2025(c) (d)		456	512,976
UniCredit SpA 2.569%, 09/22/2026(c)		1,509	1,529,206
3.127%, 06/03/2032(c)		484	486,473
US Bancorp Series J 5.30%, 04/15/2027(d)		723	818,798
Wells Fargo & Co. 2.188%, 04/30/2026		843	875,194
Series BB 3.90%, 03/15/2026(d)		635	656,514

			61,243,266

Brokerage – 0.3%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(d)		790	875,075
Series I 4.00%, 06/01/2026(d)		1,949	2,032,612

			2,907,687

Finance – 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.50%, 07/15/2025		245	287,270
Air Lease Corp. 2.875%, 01/15/2026		349	367,061
3.625%, 04/01/2027		76	81,818

	Principal Amount (000)		U.S. $ Value

Aircastle Ltd. 2.85%, 01/26/2028(c)	U.S.$	2,065	$2,077,122
4.125%, 05/01/2024		359	383,337
4.25%, 06/15/2026		128	138,935
4.40%, 09/25/2023		905	969,137
5.00%, 04/01/2023		75	80,232
5.25%, 08/11/2025(c)		906	1,017,601
Aviation Capital Group LLC 1.95%, 01/30/2026(c)		1,033	1,032,979
2.875%, 01/20/2022(c)		143	144,466
3.50%, 11/01/2027(c)		318	333,954
3.875%, 05/01/2023(c)		768	804,319
4.125%, 08/01/2025(c)		10	10,795
4.375%, 01/30/2024(c)		312	334,782
4.875%, 10/01/2025(c)		350	387,744
5.50%, 12/15/2024(c)		879	994,448
CDBL Funding 1 3.50%, 10/24/2027(c)		1,460	1,536,467
GE Capital European Funding Unlimited Co. 4.625%, 02/22/2027	EUR	150	220,558
GE Capital Funding LLC 4.40%, 05/15/2030	U.S.$	2,430	2,832,432
Huarong Finance 2017 Co., Ltd. 4.50%, 01/24/2022(c) (d)		1,508	1,010,360
Synchrony Financial 4.50%, 07/23/2025		1,500	1,679,685

			16,725,502

Insurance – 0.9%
Alleghany Corp. 3.625%, 05/15/2030		1,801	1,987,223
Anthem, Inc. 3.30%, 01/15/2023		33	34,431
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(c)		868	1,108,184
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070(c)		11	11,666
MetLife Capital Trust IV 7.875%, 12/15/2037(c)		970	1,337,591
MetLife, Inc. 3.048%, 12/15/2022		75	77,497
10.75%, 08/01/2039		25	42,431
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(c)		377	653,081
Prudential Financial, Inc. 5.20%, 03/15/2044		462	498,096
5.375%, 05/15/2045		139	153,815
5.875%, 09/15/2042		103	108,733
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(c)		1,400	1,597,750
Voya Financial, Inc. 5.65%, 05/15/2053		742	794,393

			8,404,891

	Principal Amount (000)		U.S. $ Value

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026	U.S.$	351	$385,570

REITS – 0.1%
Host Hotels & Resorts LP Series D 3.75%, 10/15/2023		48	50,585
Vornado Realty LP 3.40%, 06/01/2031		944	973,396

			1,023,981

			90,690,897

Utility – 0.2%
Electric – 0.2%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(c)		487	506,577
Chile Electricity Pec SpA Zero Coupon, 01/25/2028(c)		1,040	842,595
Engie Energia Chile SA 3.40%, 01/28/2030(c)		981	1,005,096

			2,354,268

Total Corporates - Investment Grade (cost $212,802,370)			222,745,203

COMMERCIAL MORTGAGE-BACKED SECURITIES – 8.8%
Non-Agency Fixed Rate CMBS – 6.0%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.652%, 03/10/2037(c)		740	677,563
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS 3.989%, 09/15/2048		211	230,375
CCUBS Commercial Mortgage Trust Series 2017-C1, Class A4 3.544%, 11/15/2050		2,005	2,219,999
CFCRE Commercial Mortgage Trust Series 2016-C4, Class A4 3.283%, 05/10/2058		2,808	3,026,748
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035(c)		2,495	2,584,624
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class B 3.732%, 04/10/2046		1,140	1,185,767
Series 2015-GC27, Class A5 3.137%, 02/10/2048		1,468	1,565,899
Series 2015-GC35, Class A4 3.818%, 11/10/2048		630	695,130
Series 2016-C1, Class A4 3.209%, 05/10/2049		2,409	2,603,353

	Principal Amount (000)		U.S. $ Value

Series 2016-GC36, Class A5 3.616%, 02/10/2049	U.S.$	705	$772,995
Series 2018-B2, Class A4 4.009%, 03/10/2051		1,200	1,361,552
Commercial Mortgage Trust Series 2012-CR3, Class E 4.908%, 10/15/2045(c)		889	382,157
Series 2013-SFS, Class A1 1.873%, 04/12/2035(c)		263	264,680
Series 2014-UBS5, Class A4 3.838%, 09/10/2047		1,925	2,087,244
Series 2015-CR24, Class A5 3.696%, 08/10/2048		730	798,495
Series 2015-CR25, Class A4 3.759%, 08/10/2048		999	1,098,297
Series 2015-DC1, Class A5 3.35%, 02/10/2048		1,960	2,101,355
Series 2015-LC21, Class XA 0.829%, 07/10/2048(f)		2,254	52,660
Series 2015-PC1, Class A5 3.902%, 07/10/2050		226	248,716
CSAIL Commercial Mortgage Trust Series 2015-C2, Class A4 3.504%, 06/15/2057		675	729,093
Series 2015-C3, Class A4 3.718%, 08/15/2048		1,165	1,271,869
Series 2015-C4, Class A4 3.808%, 11/15/2048		1,641	1,807,350
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.428%, 08/10/2044(c)		28	15,140
Series 2013-G1, Class A2 3.557%, 04/10/2031(c)		1,499	1,499,144
Series 2014-GC22, Class A5 3.862%, 06/10/2047		1,532	1,651,316
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(g) (h)		363	360,745
Series 2021-1, Class A2 2.435%, 08/15/2026(g) (h)		424	432,508
Series 2021-1, Class AS 2.638%, 08/15/2026(g) (h)		59	60,315
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.723%, 08/15/2046(c)		472	358,060
Series 2014-C21, Class A5 3.775%, 08/15/2047		1,445	1,561,740
Series 2014-C22, Class XA 0.979%, 09/15/2047(f)		5,658	124,741
Series 2015-C30, Class A5 3.822%, 07/15/2048		725	796,580
Series 2015-C31, Class A3 3.801%, 08/15/2048		1,903	2,075,778
JPMCC Commercial Mortgage Securities Trust Series 2017-JP7, Class XA 1.192%, 09/15/2050(f)		10,008	468,800

	Principal Amount (000)		U.S. $ Value

JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5, Class D 5.611%, 08/15/2046(c)	U.S.$	224	$200,254
Series 2012-C6, Class E 5.313%, 05/15/2045(c)		712	501,672
Series 2012-C8, Class AS 3.424%, 10/15/2045(c)		1,897	1,943,692
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		249	133,271
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(c)		957	969,960
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16, Class A5 3.892%, 06/15/2047		1,345	1,446,201
Series 2014-C19, Class D 3.25%, 12/15/2047(c)		603	599,934
Series 2015-C22, Class A4 3.306%, 04/15/2048		2,000	2,145,437
Series 2015-C25, Class XA 1.199%, 10/15/2048(f)		2,038	72,815
Morgan Stanley Capital I Trust Series 2016-UB12, Class A4 3.596%, 12/15/2049		1,105	1,213,237
UBS Commercial Mortgage Trust Series 2012-C1, Class AS 4.171%, 05/10/2045		1,250	1,272,241
Series 2018-C10, Class A4 4.313%, 05/15/2051		1,350	1,549,590
Series 2018-C8, Class A4 3.983%, 02/15/2051		1,320	1,493,980
Series 2018-C9, Class A4 4.117%, 03/15/2051		2,100	2,374,123
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/2045		2,348	2,406,077
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class C 4.611%, 09/15/2048		412	383,648
Series 2016-NXS6, Class C 4.459%, 11/15/2049		1,030	1,110,031
WF-RBS Commercial Mortgage Trust Series 2014-C24, Class AS 3.931%, 11/15/2047		356	375,634
Series 2014-C25, Class A5 3.631%, 11/15/2047		2,100	2,272,606

			59,635,191

Non-Agency Floating Rate CMBS – 2.8%
Ashford Hospitality Trust Series 2018-ASHF, Class A 0.973% (LIBOR 1 Month + 0.90%), 04/15/2035(c) (e)		909	908,909
Series 2018-KEYS, Class A 1.073% (LIBOR 1 Month + 1.00%), 06/15/2035(c) (e)		1,500	1,501,175

	Principal Amount (000)		U.S. $ Value

BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.073% (LIBOR 1 Month + 1.00%), 11/15/2033(c) (e)	U.S.$	2,435	$2,382,388
BBCMS Mortgage Trust Series 2020-BID, Class A 2.213% (LIBOR 1 Month + 2.14%), 10/15/2037(c) (e)		1,998	2,016,680
Beneria Cowen & Pritzer Collateral Funding Corp. Series 2021-330N, Class A 0.899% (LIBOR 1 Month + 0.80%), 06/15/2038(c) (e)		368	367,205
BFLD Trust Series 2021-FPM, Class A 1.70% (LIBOR 1 Month + 1.60%), 06/15/2038(c) (e)		2,976	2,978,672
BHMS Series 2018-ATLS, Class A 1.323% (LIBOR 1 Month + 1.25%), 07/15/2035(c) (e)		1,200	1,200,272
Braemar Hotels & Resorts Trust Series 2018-PRME, Class A 0.893% (LIBOR 1 Month + 0.82%), 06/15/2035(c) (e)		900	900,075
BX Commercial Mortgage Trust Series 2019-IMC, Class A 1.073% (LIBOR 1 Month + 1.00%), 04/15/2034(c) (e)		1,042	1,041,652
BX Trust Series 2018-EXCL, Class A 1.161% (LIBOR 1 Month + 1.09%), 09/15/2037(c) (e)		1,214	1,199,968
CLNY Trust Series 2019-IKPR, Class D 2.098% (LIBOR 1 Month + 2.03%), 11/15/2038(c) (e)		1,450	1,443,623
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.123% (LIBOR 1 Month + 1.03%), 12/19/2030(c) (e)		1,272	1,273,553
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 2.018% (UNITED STATES 30 DAY AVERAGE + 2.00%), 01/25/2051(c) (e)		345	347,904
Great Wolf Trust Series 2019-WOLF, Class A 1.107% (LIBOR 1 Month + 1.03%), 12/15/2036(c) (e)		1,433	1,433,888
GS Mortgage Securities Corp. Trust Series 2019-BOCA, Class A 1.273% (LIBOR 1 Month + 1.20%), 06/15/2038(c) (e)		738	739,827

	Principal Amount (000)		U.S. $ Value

Series 2019-SMP, Class A 1.223% (LIBOR 1 Month + 1.15%), 08/15/2032(c) (e)	U.S.$	870	$870,544
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(h)		1,690	1,759,414
Invitation Homes Trust Series 2018-SFR2, Class C 1.353% (LIBOR 1 Month + 1.28%), 06/17/2037(c) (e)		510	510,734
Series 2018-SFR3, Class C 1.382% (LIBOR 1 Month + 1.30%), 07/17/2037(c) (e)		1,000	1,001,460
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.023% (LIBOR 1 Month + 1.95%), 11/15/2026(e) (h)		348	319,700
Natixis Commercial Mortgage Securities Trust Series 2018-850T, Class A 0.856% (LIBOR 1 Month + 0.78%), 07/15/2033(c) (e)		1,465	1,459,672
Series 2019-MILE, Class A 1.573% (LIBOR 1 Month + 1.50%), 07/15/2036(c) (e)		666	665,996
Starwood Retail Property Trust Series 2014-STAR, Class A 1.543% (LIBOR 1 Month + 1.47%), 11/15/2027(c) (e)		1,852	1,384,117

			27,707,428

Agency CMBS – 0.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K025, Class A1 1.875%, 04/25/2022		8	7,786

Total Commercial Mortgage-Backed Securities (cost $86,052,245)			87,350,405

MORTGAGE PASS-THROUGHS – 8.5%
Agency Fixed Rate 30-Year – 7.9%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049-11/01/2049		1,806	1,928,260
Series 2020 3.50%, 01/01/2050		1,954	2,102,622
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035		26	29,946
Series 2007 5.50%, 07/01/2035		188	215,431
Series 2016 4.00%, 02/01/2046		1,384	1,522,468

	Principal Amount (000)		U.S. $ Value

Series 2017 4.00%, 07/01/2044	U.S.$	998	$1,092,208
Series 2018 4.50%, 03/01/2048-11/01/2048		3,160	3,444,830
5.00%, 11/01/2048		688	762,048
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033-07/01/2033		457	522,766
Series 2004 5.50%, 02/01/2034-11/01/2034		420	482,909
Series 2005 5.50%, 02/01/2035		441	507,748
Series 2006 5.50%, 04/01/2036		87	100,880
Series 2007 5.50%, 05/01/2036-08/01/2037		112	128,468
Series 2008 5.50%, 08/01/2037		1	739
Series 2009 5.00%, 12/01/2039		17	18,871
Series 2010 4.00%, 12/01/2040		615	675,180
5.00%, 06/01/2040		16	18,633
Series 2012 3.50%, 02/01/2042-01/01/2043		6,442	6,973,252
Series 2013 3.50%, 04/01/2043		3,142	3,401,278
4.00%, 10/01/2043		2,101	2,295,163
Series 2015 3.00%, 05/01/2045-08/01/2045		2,055	2,171,233
Series 2018 4.50%, 09/01/2048		2,771	3,020,851
Series 2019 3.50%, 08/01/2049-11/01/2049		5,711	6,093,511
Series 2020 3.50%, 01/01/2050		1,941	2,079,752
Government National Mortgage Association Series 2016 3.00%, 04/20/2046-05/20/2046		1,121	1,183,455
Uniform Mortgage-Backed Security Series 2021 2.00%, 07/01/2051, TBA		8,650	8,744,609
2.50%, 07/01/2051, TBA		28,056	29,033,578

			78,550,689

Agency Fixed Rate 15-Year – 0.6%
Federal National Mortgage Association Series 2016 2.50%, 10/01/2031-12/01/2031		3,848	4,027,169
Series 2017 2.50%, 01/01/2032-02/01/2032		2,267	2,372,023

			6,399,192

	Principal Amount (000)			U.S. $ Value

Other Agency Fixed Rate Programs – 0.0%
Federal National Mortgage Association Series 2005 5.50%, 03/01/2025	U.S.$	41		$45,576

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Gold Series 2006 2.722% (LIBOR 12 Month + 2.18%), 12/01/2036(e)		0	**	141
Series 2007 2.475% (LIBOR 12 Month + 2.10%), 03/01/2037(e)		1		608
Federal National Mortgage Association Series 2007 1.835% (LIBOR 12 Month + 1.46%), 02/01/2037(e)		1		1,110
2.158% (LIBOR 12 Month + 1.80%), 03/01/2037(e)		1		940

				2,799

Total Mortgage Pass-Throughs (cost $83,082,321)				84,998,256

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.0%
Risk Share Floating Rate – 3.6%
Bellemeade Re Ltd. Series 2018-3A, Class M1B 1.942% (LIBOR 1 Month + 1.85%), 10/25/2028(c) (e)		475		476,032
Series 2019-1A, Class M1B 1.842% (LIBOR 1 Month + 1.75%), 03/25/2029(c) (e)		1,425		1,425,000
Series 2019-3A, Class M1B 1.692% (LIBOR 1 Month + 1.60%), 07/25/2029(c) (e)		915		917,056
Series 2019-3A, Class M1C 2.042% (LIBOR 1 Month + 1.95%), 07/25/2029(c) (e)		300		300,000
Series 2020-2A, Class M1B 3.292% (LIBOR 1 Month + 3.20%), 08/26/2030(c) (e)		783		787,827
Series 2020-3A, Class M1B 2.942% (LIBOR 1 Month + 2.85%), 10/25/2030(c) (e)		292		298,509
Series 2021-1A, Class M1C 2.968% (SOFR + 2.95%), 03/25/2031(c) (e)		1,036		1,083,097
Series 2021-2A, Class M1B 1.51% (SOFR + 1.50%), 06/25/2031(c) (e)		1,892		1,888,507
Eagle RE Ltd. Series 2018-1, Class M2 3.092% (LIBOR 1 Month + 3.00%), 11/25/2028(c) (e)		217		218,674
Series 2020-1, Class M1A 0.992% (LIBOR 1 Month + 0.90%), 01/25/2030(c) (e)		1,700		1,695,891

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 3.392% (LIBOR 1 Month + 3.30%), 10/25/2027(e)	U.S.$	902	$914,461
Series 2016-DNA4, Class M3 3.892% (LIBOR 1 Month + 3.80%), 03/25/2029(e)		515	533,465
Series 2016-HQA4, Class M3 3.992% (LIBOR 1 Month + 3.90%), 04/25/2029(e)		865	900,823
Series 2017-DNA2, Class M2 3.542% (LIBOR 1 Month + 3.45%), 10/25/2029(e)		490	511,913
Series 2017-DNA3, Class M2 2.592% (LIBOR 1 Month + 2.50%), 03/25/2030(e)		970	991,595
Series 2017-HQA2, Class M2B 2.742% (LIBOR 1 Month + 2.65%), 12/25/2029(e)		1,320	1,345,200
Series 2017-HQA3, Class M2 2.442% (LIBOR 1 Month + 2.35%), 04/25/2030(e)		2,173	2,221,975
Series 2020-DNA5, Class M2 2.818% (SOFR + 2.80%), 10/25/2050(c) (e)		1,510	1,532,589
Series 2021-DNA3, Class M2 2.118% (SOFR + 2.10%), 10/25/2033(c) (e)		779	795,069
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C01, Class 2M2 4.642% (LIBOR 1 Month + 4.55%), 02/25/2025(e)		24	24,010
Series 2015-C02, Class 2M2 4.092% (LIBOR 1 Month + 4.00%), 05/25/2025(e)		78	79,324
Series 2015-C03, Class 2M2 5.092% (LIBOR 1 Month + 5.00%), 07/25/2025(e)		149	151,049
Series 2015-C04, Class 1M2 5.792% (LIBOR 1 Month + 5.70%), 04/25/2028(e)		166	176,306
Series 2016-C05, Class 2M2 4.542% (LIBOR 1 Month + 4.45%), 01/25/2029(e)		1,327	1,389,367
Series 2016-C06, Class 1M2 4.342% (LIBOR 1 Month + 4.25%), 04/25/2029(e)		351	364,489
Series 2017-C01, Class 1M2 3.642% (LIBOR 1 Month + 3.55%), 07/25/2029(e)		789	819,533

	Principal Amount (000)		U.S. $ Value

Series 2017-C02, Class 2M2C 3.742% (LIBOR 1 Month + 3.65%), 09/25/2029(e)	U.S.$	1,486	$1,538,634
Home Re Ltd. Series 2020-1, Class M1B 3.342% (LIBOR 1 Month + 3.25%), 10/25/2030(c) (e)		1,250	1,262,887
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.342% (LIBOR 1 Month + 4.25%), 11/25/2024(e) (h)		77	75,659
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 1.992% (LIBOR 1 Month + 1.90%), 11/26/2029(c) (e)		489	488,614
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.096% (LIBOR 1 Month + 2.00%), 03/27/2024(c) (e)		225	224,121
Series 2019-2R, Class A 2.846% (LIBOR 1 Month + 2.75%), 05/27/2023(c) (e)		1,326	1,313,587
Series 2019-3R, Class A 2.796% (LIBOR 1 Month + 2.70%), 10/27/2022(c) (e)		132	132,086
Series 2020-1R, Class A 2.446% (LIBOR 1 Month + 2.35%), 02/27/2023(e) (h)		497	498,000
Radnor Re Ltd. Series 2019-1, Class M1B 2.042% (LIBOR 1 Month + 1.95%), 02/25/2029(c) (e)		909	911,326
Series 2019-2, Class M1B 1.842% (LIBOR 1 Month + 1.75%), 06/25/2029(c) (e)		1,076	1,082,629
Series 2020-1, Class M1A 1.042% (LIBOR 1 Month + 0.95%), 01/25/2030(c) (e)		536	535,565
Series 2020-2, Class M1C 4.692% (LIBOR 1 Month + 4.60%), 10/25/2030(c) (e)		910	921,538
Triangle Re Ltd. Series 2020-1, Class M1B 3.992% (LIBOR 1 Month + 3.90%), 10/25/2030(c) (e)		2,593	2,605,966
Series 2021-1, Class M1A 1.792% (LIBOR 1 Month + 1.70%), 08/25/2033(c) (e)		1,818	1,819,225
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.342% (LIBOR 1 Month + 5.25%), 11/25/2025(e) (h)		294	285,600

	Principal Amount (000)		U.S. $ Value

Series 2015-WF1, Class 2M2 5.592% (LIBOR 1 Month + 5.50%), 11/25/2025(e) (h)	U.S.$	80	$78,905

			35,616,103

Agency Floating Rate – 0.6%
Federal Home Loan Mortgage Corp. REMICs Series 4416, Class BS 6.027% (6.10% - LIBOR 1 Month), 12/15/2044(e) (i)		1,990	424,170
Series 4693, Class SL 6.077% (6.15% - LIBOR 1 Month), 06/15/2047(e) (i)		2,096	505,123
Series 4954, Class SL 5.959% (6.05% - LIBOR 1 Month), 02/25/2050(e) (i)		3,369	626,958
Series 4981, Class HS 6.009% (6.10% - LIBOR 1 Month), 06/25/2050(e) (i)		7,741	1,381,716
Federal National Mortgage Association REMICs Series 2011-131, Class ST 6.449% (6.54% - LIBOR 1 Month), 12/25/2041(e) (i)		1,102	233,857
Series 2016-106, Class ES 5.909% (6.00% - LIBOR 1 Month), 01/25/2047(e) (i)		1,955	390,300
Series 2017-73, Class SA 6.059% (6.15% - LIBOR 1 Month), 09/25/2047(e) (i)		2,500	597,677
Series 2017-97, Class LS 6.109% (6.20% - LIBOR 1 Month), 12/25/2047(e) (i)		1,888	475,977
Series 2017-97, Class SW 6.109% (6.20% - LIBOR 1 Month), 12/25/2047(e) (i)		1,743	398,559
Government National Mortgage Association Series 2017-134, Class SE 6.107% (6.20% - LIBOR 1 Month), 09/20/2047(e) (i)		1,494	292,894
Series 2017-43, Class ST 6.007% (6.10% - LIBOR 1 Month), 03/20/2047(e) (i)		2,491	512,077
Series 2017-65, Class ST 6.057% (6.15% - LIBOR 1 Month), 04/20/2047(e) (i)		2,247	493,447

			6,332,755

Agency Fixed Rate – 0.6%
Federal Home Loan Mortgage Corp. REMICs Series 4973, Class BI 4.50%, 05/25/2050(f)		8,354	1,470,855

	Principal Amount (000)		U.S. $ Value

Series 5015, Class BI 4.00%, 09/25/2050(f)	U.S.$	4,486	$781,501
Series 5034, Class BI 4.50%, 11/25/2050(f)		5,751	1,107,487
Series 5049, Class CI 3.50%, 12/25/2050(f)		4,930	685,360
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 0.632%, 05/28/2035		323	311,068
Federal National Mortgage Association REMICs Series 2020-89, Class KI 4.00%, 12/25/2050(f)		9,578	1,518,212

			5,874,483

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		79	70,436
Series 2006-24CB, Class A16 5.75%, 08/25/2036		442	344,507
Series 2006-28CB, Class A14 6.25%, 10/25/2036		328	244,671
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		202	183,702
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		82	54,019
First Horizon Alternative Mortgage Securities Trust Series 2006-FA3, Class A9 6.00%, 07/25/2036		327	220,485

			1,117,820

Non-Agency Floating Rate – 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 0.472% (LIBOR 1 Month + 0.38%), 12/25/2036(e)		965	457,922
HomeBanc Mortgage Trust Series 2005-1, Class A1 0.592% (LIBOR 1 Month + 0.50%), 03/25/2035(e)		226	206,670
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 2.192% (LIBOR 1 Month + 2.10%), 04/25/2047(c) (e)		262	266,067

			930,659

Total Collateralized Mortgage Obligations (cost $49,957,599)			49,871,820

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 4.1%
Canada – 0.5%
Canadian Government Real Return Bond 1.50%, 12/01/2044	CAD	4,513	$4,778,877

United States – 3.6%
U.S. Treasury Inflation Index
0.125%, 01/15/2031 (TIPS)	U.S.$	2,287	2,519,370
0.25%, 01/15/2025 (TIPS)		29,130	31,533,108
0.75%, 07/15/2028 (TIPS)		1,670	1,917,199

			35,969,677

Total Inflation-Linked Securities (cost $40,129,785)			40,748,554

ASSET-BACKED SECURITIES – 2.5%
Other ABS - Fixed Rate – 1.3%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(c)(g)		2,106	2,122,052
Affirm Asset Securitization Trust Series 2020-A, Class A 2.10%, 02/18/2025(c)		1,132	1,142,081
Series 2021-Z1, Class A 1.07%, 08/15/2025(c)		1,039	1,038,730
Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.355%, 04/15/2049(c)		935	933,518
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(c)		1,068	1,105,198
FREED ABS Trust Series 2021-2, Class C 1.94%, 06/19/2028(c)		1,760	1,757,893
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(c)(g)		742	741,809
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(c)		792	889,021
Series 2020-1A, Class A2 3.981%, 12/20/2050(c)		487	514,237
Marlette Funding Trust Series 2019-1A, Class A 3.44%, 04/16/2029(c)		33	33,210
Series 2019-3A, Class A 2.69%, 09/17/2029(c)		159	159,403
Series 2020-1A, Class A 2.24%, 03/15/2030(c)		58	58,201
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(c)		779	801,330
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(c)		620	619,651

	Principal Amount (000)		U.S. $ Value
SoFi Consumer Loan Program LLC Series 2017-5, Class A2 2.78%, 09/25/2026(c)	U.S.$	60	$59,817
SoFi Consumer Loan Program Trust Series 2019-3, Class A 2.90%, 05/25/2028(c)		156	156,415
Upstart Securitization Trust Series 2020-3, Class A 1.702%, 11/20/2030(c)		661	665,180

			12,797,746

Autos - Fixed Rate – 0.8%
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A 3.70%, 09/20/2024(c)		1,700	1,806,136
Series 2018-2A, Class A 4.00%, 03/20/2025(c)		1,680	1,814,692
First Investors Auto Owner Trust Series 2019-1A, Class B 3.02%, 03/17/2025(c)		1,700	1,724,558
Series 2020-1A, Class A 1.49%, 01/15/2025(c)		435	437,177
Flagship Credit Auto Trust Series 2016-4, Class D 3.89%, 11/15/2022(c)		405	407,737
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(c)		1,390	1,394,917
Hertz Vehicle Financing II LP Series 2017-1A, Class A 2.96%, 10/25/2021(c)		143	143,732
Series 2018-1A, Class A 3.29%, 02/25/2024(c)		67	67,697
Series 2019-1A, Class A 3.71%, 03/25/2023(c)		184	184,714
Series 2019-2A, Class A 3.42%, 05/25/2025(c)		124	124,072
Hertz Vehicle Financing LLC Series 2018-2A, Class A 3.65%, 06/27/2022(c)		125	125,431

			8,230,863

Credit Cards - Fixed Rate – 0.4%
Brex Commercial Charge Card Master Trust Series 2021-1, Class A 2.09%, 07/15/2024(c)		1,021	1,029,604
Chase Issuance Trust Series 2012-A7, Class A7 2.16%, 09/15/2024		200	204,720
World Financial Network Credit Card Master Trust Series 2018-B, Class M 3.81%, 07/15/2025		1,100	1,107,355

	Principal Amount (000)		U.S. $ Value
Series 2019-B, Class M 3.04%, 04/15/2026	U.S.$	1,600	$1,634,056

			3,975,735

Home Equity Loans - Floating Rate – 0.0%
ABFC Trust Series 2003-WF1, Class A2 1.217% (LIBOR 1 Month + 1.13%), 12/25/2032(e)		68	68,145
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 0.692% (LIBOR 1 Month + 0.60%), 04/25/2034(e)		48	46,339

			114,484

Total Asset-Backed Securities (cost $24,646,314)			25,118,828

CORPORATES - NON-INVESTMENT GRADE – 2.2%
Industrial – 1.6%
Capital Goods – 0.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(c)		1,463	1,463,146
GFL Environmental, Inc. 3.50%, 09/01/2028(c)		1,435	1,435,043

			2,898,189

Communications - Media – 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030-06/01/2033(c)		1,591	1,632,764
Netflix, Inc. 5.875%, 11/15/2028		1,911	2,347,587
Sirius XM Radio, Inc. 4.00%, 07/15/2028(c)		1,407	1,451,672

			5,432,023

Communications - Telecommunications – 0.2%
Lumen Technologies, Inc. 4.50%, 01/15/2029(c)		1,401	1,364,392
T-Mobile USA, Inc. 2.625%, 04/15/2026-02/15/2029		729	735,309
3.375%, 04/15/2029		171	176,823

			2,276,524

Consumer Cyclical - Entertainment – 0.2%
Mattel, Inc. 3.375%, 04/01/2026(c)		796	825,205
3.75%, 04/01/2029(c)		796	827,577

			1,652,782

	Principal Amount (000)		U.S. $ Value

Consumer Cyclica - Retailers – 0.1%
Levi Strauss & Co. 3.50%, 03/01/2031(c)	U.S.$	951	$947,824

Consumer Non-Cyclical – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(c)		959	947,607
Jazz Securities DAC 4.375%, 01/15/2029(c)		571	592,430
Newell Brands, Inc. 4.70%, 04/01/2026		667	743,652
4.875%, 06/01/2025		164	181,710

			2,465,399

Energy – 0.1%
Transocean Poseidon Ltd. 6.875%, 02/01/2027(c)		491	493,445

			16,166,186

Financial Institutions – 0.5%

Banking – 0.5%
Credit Suisse Group AG 6.375%, 08/21/2026(c)(d)		355	395,168
7.50%, 07/17/2023-12/11/2023(c)(d)		3,124	3,405,079
Intesa Sanpaolo SpA 5.017%, 06/26/2024(c)		757	822,533

			4,622,780

Utility – 0.1%
Electric – 0.1%
Vistra Operations Co. LLC 4.375%, 05/01/2029(c)		1,517	1,525,010

Total Corporates - Non-Investment Grade (cost $21,886,011)			22,313,976

COLLATERALIZED LOAN OBLIGATIONS – 2.2%
CLO - Floating Rate – 2.2%
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class A 1.347% (LIBOR 1 Month + 1.20%), 07/20/2034(c)(e)		1,472	1,473,046
Dryden 78 CLO Ltd. Series 2020-78A, Class C 2.14% (LIBOR 3 Month + 1.95%), 04/17/2033(c)(e)		1,260	1,262,524
Dryden CLO Ltd. Series 2020-78A, Class D 3.19% (LIBOR 3 Month + 3.00%), 04/17/2033(c)(e)		400	400,763
Elevation CLO Ltd. Series 2020-11A, Class C 2.384% (LIBOR 3 Month + 2.20%), 04/15/2033(c)(e)		1,080	1,050,913

	Principal Amount (000)		U.S. $ Value
Elmwood CLO Ltd. Series 2021-2A, Class A 1.28% (LIBOR 3 Month + 1.13%), 07/20/2034(c)(e)	U.S.$	1,500	$1,500,599
Flatiron CLO 21 Ltd. Series 2021-1A, Class A1 1.241% (LIBOR 3 Month + 1.11%), 07/19/2034(c)(e)		1,130	1,130,112
Goldentree Loan Management US CLO Ltd. Series 2020-7A, Class AR 1.258% (LIBOR 3 Month + 1.07%), 04/20/2034(c)(e)		1,491	1,491,391
Kayne CLO 7 Ltd. Series 2020-7A, Class C 2.19% (LIBOR 3 Month + 2.00%), 04/17/2033(c)(e)		570	571,371
Kayne CLO Ltd. Series 2021-11A, Class D 3.066% (LIBOR 3 Month + 2.90%), 04/15/2034(c)(e)		950	950,164
Madison Park Funding LI Ltd. Series 2021-51A, Class D 3.20% (LIBOR 3 Month + 3.05%), 07/19/2034(c)(e)		889	888,810
Magnetite XXVI Ltd. Series 2020-26A, Class A 1.934% (LIBOR 3 Month + 1.75%), 07/15/2030(c)(e)		2,229	2,230,879
Neuberger Berman Loan Advisers Clo 43 Ltd. Series 2021-43A, Class A 1.26% (LIBOR 3 Month + 1.73%), 07/17/2035(c)(e)		1,729	1,729,056
OCP CLO Ltd. Series 2020-18A, Class AR 1.25% (LIBOR 3 Month + 1.09%), 07/20/2032(c)(e)		1,954	1,956,804
Pikes Peak CLO 8 Series 2021-8A, Class A 1.301% (LIBOR 3 Month + 1.17%), 07/20/2034(c)(e)(g)		1,907	1,906,547
Rockford Tower CLO Ltd. Series 2021-1A, Class D 3.083% (LIBOR 3 Month + 3.00%), 07/20/2034(c)(e)		1,883	1,860,035
Rockt Series 2021-2A, Class A1 1.31% (LIBOR 3 Month + 1.16%), 07/20/2034(c)(e)		1,310	1,309,799
Voya CLO Ltd. Series 2019-1A, Class DR 3.034% (LIBOR 3 Month + 2.85%), 04/15/2031(c)(e)		480	478,537

Total Collateralized Loan Obligations (cost $22,232,133)			$22,191,350

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 1.1%
United States – 1.1%
Port Authority of New York & New Jersey Series 2020A 1.086%, 07/01/2023	U.S.$	1,000	$1,012,726
State Board of Administration Finance Corp. Series 2020A 1.705%, 07/01/2027		1,634	1,660,449
State of California 5.70%, 11/01/2021		1,255	1,277,805
Series 2010 7.625%, 03/01/2040		2,040	3,436,469
Tobacco Settlement Finance Authority/WV 3.00%, 06/01/2035		1,210	1,248,739
University of California Series 2021B 3.071%, 05/15/2051		2,070	2,090,896

Total Local Governments - US Municipal Bonds (cost $9,302,501)			10,727,084

EMERGING MARKETS - CORPORATE BONDS – 0.7%
Industrial – 0.7%
Basic – 0.1%
Braskem Netherlands Finance BV 4.50%, 01/31/2030(c)		500	521,625
CSN Resources SA 4.625%, 06/10/2031(c)		698	707,814
Volcan Cia Minera SAA 4.375%, 02/11/2026(c)		397	391,045

			1,620,484

Capital Goods – 0.3%
Cemex SAB de CV 3.875%, 07/11/2031(c)		1,525	1,542,538
Embraer Netherlands Finance BV 5.40%, 02/01/2027		1,025	1,088,437
6.95%, 01/17/2028(c)		537	612,851
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(c)		417	4,165

			3,247,991

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(c)		645	665,479

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(c)		730	762,758

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(c)	U.S.$	525	$552,333

			6,849,045

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(h)		117	120,524

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(c)(j)		341	38,969

Total Emerging Markets - Corporate Bonds (cost $7,381,178)			7,008,538

AGENCIES – 0.6%
Agency Debentures – 0.6%
Federal Home Loan Bank 1.875%, 07/07/2021		3,365	3,366,155
2.50%, 02/13/2024		1,465	1,547,561
Federal National Mortgage Association 6.25%, 05/15/2029		355	483,414
6.625%, 11/15/2030		260	376,160

Total Agencies (cost $5,616,074)			5,773,290

QUASI-SOVEREIGNS – 0.5%
Quasi-Sovereign Bonds – 0.5%
Indonesia – 0.1%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(c)		591	649,320
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.45%, 05/21/2028(c)		447	521,258

			1,170,578

Mexico – 0.3%
Comision Federal de Electricidad 3.348%, 02/09/2031(c)		1,685	1,669,729
Petroleos Mexicanos 6.75%, 09/21/2047		996	873,990
6.84%, 01/23/2030		227	233,640

			2,777,359

Peru – 0.1%
Corp. Financiera de Desarrollo SA 2.40%, 09/28/2027(c)		1,473	1,443,356

Total Quasi-Sovereigns (cost $5,297,585)			5,391,293

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 0.5%
Dominican Republic – 0.2%
Dominican Republic International Bond 4.875%, 09/23/2032(c)	U.S.$	1,919	$1,976,570

Egypt – 0.2%
Egypt Government International Bond 5.875%, 02/16/2031(c)		1,897	1,834,754

Oman – 0.1%
Oman Government International Bond 4.875%, 02/01/2025(c)		345	361,344
6.25%, 01/25/2031(c)		469	501,684

			863,028

Total Emerging Markets - Sovereigns (cost $4,590,082)			4,674,352

GOVERNMENTS - SOVEREIGN BONDS – 0.2%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031		696	679,818

Qatar – 0.0%
Qatar Government International Bond 3.40%, 04/16/2025(c)		565	615,073

Saudi Arabia – 0.1%
Saudi Government International Bond 2.90%, 10/22/2025(c)		1,022	1,093,540

Total Governments - Sovereign Bonds (cost $2,277,768)			2,388,431

	Shares

COMMON STOCKS – 0.2%
Financials – 0.2%
Insurance – 0.2%
Mt Logan Re Ltd. (Preference Shares)(g)(k)(l)(m) (cost $2,266,850)		2,267	2,266,925

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 9.3%
U.S. Treasury Bills – 9.0%
U.S. Treasury Bill Zero Coupon, 07/27/2021-05/19/2022 (cost $89,698,008)	U.S.$	89,705	89,691,630

	Shares	U.S. $ Value

Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(n)(o)(p) (cost $2,606,443)	2,606,443	$2,606,443

Total Short-Term Investments (cost $92,304,451)		92,298,073

Total Investments – 104.0% (cost $1,014,101,795)(q)		1,038,433,773
Other assets less liabilities – (4.0)%		(39,817,090)

Net Assets – 100.0%		$998,616,683

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	367	September 2021	$80,857,554	$(133,682)
U.S. T-Note 5 Yr (CBT) Futures	296	September 2021	36,535,188	(56,663)
U.S. T-Note 10 Yr (CBT) Futures	165	September 2021	21,862,500	70,489
U.S. Ultra Bond (CBT) Futures	66	September 2021	12,717,375	464,824
Sold Contracts
10 Yr Canadian Bond Futures	131	September 2021	15,378,445	(179,327)
U.S. 10 Yr Ultra Futures	51	September 2021	7,507,359	(56,946)

				$108,695

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	26,118	USD	20,239	08/25/2021	$647,747
Bank of America, NA	USD	10,327	RUB	767,272	07/28/2021	118,651
Bank of America, NA	CHF	18,513	USD	20,312	08/05/2021	285,046
Citibank, NA	CAD	32,642	USD	26,076	07/16/2021	(255,946)
Morgan Stanley Capital Services, Inc.	SEK	81,152	USD	9,769	07/15/2021	285,591
Morgan Stanley Capital Services, Inc.	USD	20,337	CHF	18,512	08/05/2021	(311,886)
Morgan Stanley Capital Services, Inc.	MYR	10,195	USD	2,465	09/23/2021	15,259
Standard Chartered Bank	USD	2,429	CAD	2,936	07/16/2021	(60,573)
State Street Bank & Trust Co.	USD	12	SEK	106	07/15/2021	(52)
UBS AG	CAD	1,737	USD	1,393	07/16/2021	(8,415)
UBS AG	USD	957	CAD	1,166	07/16/2021	(15,664)
UBS AG	RUB	44,436	USD	611	07/28/2021	6,146

						$705,904

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counterparty	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
Call
Interest Rate Swaption	3 Month LIBOR	Morgan Stanley Capital Services LLC	1.60%	08/26/2021	USD	24,998	$331,224	$ (486,941)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SEK	307,100	08/30/2024	3 Month STIBOR	(0.165)%	Quarterly/ Annual	$(455,261)	$202	$(455,463)
USD	4,950	12/13/2029	1.764%	3 Month LIBOR	Semi-Annual/ Quarterly	(174,705)	—	(174,705)
CAD	1,728	03/03/2051	2.297%	3 Month CDOR	Semi-Annual	(31,150)	69	(31,219)
CAD	5,280	03/04/2051	2.333%	3 Month CDOR	Semi-Annual	(131,066)	—	(131,066)

						$(792,182)	$271	$(792,453)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.05%	USD	1,980	$153,218	$133,570	$19,648
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	1,608	124,432	116,222	8,210
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	400	30,953	26,255	4,698
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	400	30,953	26,255	4,698
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	380	29,406	25,502	3,904

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.05%	USD	804	$62,216	$61,719	$497
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	133	10,303	26,567	(16,264)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	133	10,303	26,587	(16,284)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	1,254	97,248	245,423	(148,175)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	1,248	96,471	252,705	(156,234)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	3,130	242,732	618,142	(375,410)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	6,261	485,019	1,259,804	(774,785)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	997	77,235	171,779	(94,544)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	663	51,250	132,866	(81,616)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	532	41,212	102,534	(61,322)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.05	USD	1,063	82,347	215,540	(133,193)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	7	(1,848)	(1,088)	(760)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	10	(2,641)	(1,243)	(1,398)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	25	(6,600)	(2,454)	(4,146)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	35	(9,246)	(4,073)	(5,173)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	42	$(11,088)	$(5,503)	$(5,585)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	49	(12,936)	(7,047)	(5,889)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	44	(11,616)	(5,631)	(5,985)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	43	(11,356)	(5,265)	(6,091)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	50	(13,204)	(6,323)	(6,881)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	50	(13,205)	(6,122)	(7,083)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	71	(18,751)	(8,693)	(10,058)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	72	(19,014)	(7,954)	(11,060)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	102	(26,936)	(11,268)	(15,668)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	116	(30,644)	(13,498)	(17,146)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	509	(134,376)	(60,917)	(73,459)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	636	(167,904)	(48,605)	(119,299)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	5	(1,321)	(603)	(718)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	165	(43,575)	(19,754)	(23,821)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	251	(66,264)	(19,641)	(46,623)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	240	(63,360)	(16,012)	(47,348)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	417	$(110,088)	$(59,695)	$(50,393)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	324	(85,536)	(25,893)	(59,643)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	388	(102,432)	(22,298)	(80,134)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,200	(316,900)	(116,655)	(200,245)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	10.08	USD	1,460	(123,175)	(27,559)	(95,616)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	45	(11,880)	(5,090)	(6,790)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	278	(73,392)	(33,803)	(39,589)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	610	(161,040)	(67,329)	(93,711)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	610	(161,040)	(67,303)	(93,737)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	28	(7,392)	(4,104)	(3,288)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	31	(8,186)	(3,836)	(4,350)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	45	(11,880)	(4,289)	(7,591)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	45	(11,880)	(3,963)	(7,917)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	322	(85,008)	(50,785)	(34,223)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	325	(85,800)	(48,208)	(37,592)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	448	(118,272)	(71,674)	(46,598)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	268	$(70,752)	$(22,347)	$(48,405)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	950	(250,800)	(70,081)	(180,719)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	56	(14,785)	(5,272)	(9,513)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	59	(15,576)	(5,556)	(10,020)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	138	(36,432)	(16,993)	(19,439)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	239	(63,096)	(22,438)	(40,658)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	338	(89,233)	(40,352)	(48,881)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	975	(257,400)	(115,381)	(142,019)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	369	(97,416)	(25,109)	(72,307)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,200	(316,800)	(154,246)	(162,554)

						$(1,726,778)	$2,099,517	$(3,826,295)

*	Termination date

**	Principal amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $203,804,737 or 20.4% of net assets.

(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2021.
(f)	IO - Interest Only.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.41% of net assets as of June 30, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	$360,516	$360,745	0.04%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	436,313	432,508	0.04%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	60,671	60,315	0.01%
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	1,809,178	1,759,414	0.18%
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.342%, 11/25/2024	11/16/2015	76,160	75,659	0.01%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.023%, 11/15/2026	11/16/2015	346,989	319,700	0.03%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.446%, 02/27/2023	06/07/2019	497,461	498,000	0.05%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	117,000	120,524	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.342%, 11/25/2025	09/28/2015	294,042	285,600	0.03%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.592%, 11/25/2025	09/28/2015	79,413	78,905	0.01%

(i)	Inverse interest only security.
(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2021.
(k)	Fair valued by the Adviser.
(l)	Non-income producing security.
(m)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/31/2014	$2,266,850	$2,266,925	0.23%

(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of June 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,950,406 and gross unrealized depreciation of investments was $(10,578,294), resulting in net unrealized appreciation of $20,372,112.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

MYR – Malaysian Ringgit

RUB – Russian Ruble

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

IRS – Interest Rate Swaption

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

Sanford C. Bernstein Fund II, Inc.

Intermediate Duration Institutional Portfolio

June 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$352,567,395	$—	$352,567,395
Corporates - Investment Grade	—	222,745,203	—	222,745,203
Commercial Mortgage-Backed Securities	—	86,496,837	853,568	87,350,405
Mortgage Pass-Throughs	—	84,998,256	—	84,998,256
Collateralized Mortgage Obligations	—	49,871,820	—	49,871,820
Inflation-Linked Securities	—	40,748,554	—	40,748,554
Asset-Backed Securities	—	22,254,967	2,863,861	25,118,828
Corporates - Non-Investment Grade	—	22,313,976	—	22,313,976
Collateralized Loan Obligations	—	20,284,803	1,906,547	22,191,350
Local Governments - US Municipal Bonds	—	10,727,084	—	10,727,084
Emerging Markets - Corporate Bonds	—	7,008,538	—	7,008,538
Agencies	—	5,773,290	—	5,773,290
Quasi-Sovereigns	—	5,391,293	—	5,391,293
Emerging Markets - Sovereigns	—	4,674,352	—	4,674,352
Governments - Sovereign Bonds	—	2,388,431	—	2,388,431
Common Stocks	—	—	2,266,925	2,266,925
Short-Term Investments:
U.S. Treasury Bills	—	89,691,630	—	89,691,630
Investment Companies	2,606,443	—	—	2,606,443

Total Investments in Securities	2,606,443	1,027,936,429	7,890,901	1,038,433,773
Other Financial Instruments(a):
Assets:
Futures	535,313	—	—	535,313
Forward Currency Exchange Contracts	—	1,358,440	—	1,358,440
Credit Default Swaps	—	1,625,298	—	1,625,298
Liabilities:
Futures	(426,618)	—	—	(426,618)
Forward Currency Exchange Contracts	—	(652,536)	—	(652,536)
Interest Rate Swaptions Written	—	(486,941)	—	(486,941)

Centrally Cleared Interest Rate Swaps	—	(792,182)	—	(792,182)
Credit Default Swaps	—	(3,352,076)	—	(3,352,076)

Total	$2,715,138	$1,025,636,432	$7,890,901	$1,036,242,471

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2021 is as follows:

Fund	Market Value 09/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$8,025	$645,789	$651,208	$2,606	$2